Definition of Terms in Fund Name	Sep. 11, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in Innovative Health Care Companies, which are companies that work to develop and produce cutting edge health care products, equipment, tools, and pharmaceuticals, along with companies that the Sponsor believes will benefit significantly from innovation in the field of health care, and may include companies in Biotechnology, Health Care Equipment, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals industries as defined by the Sponsor. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the health care sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests in common stocks of health care companies. In selecting the Trust’s portfolio, the Sponsor seeks to identify common stocks of innovative companies within the health care sector by focusing on companies that offer new diagnostic methods, biologic data, genetic treatments, therapies, personalized medicine, medical devices, vaccine treatments or novel drug development research.

Our selection process attempts to find the common stocks of health care companies with the best prospects for above-average capital appreciation by identifying those that meet our investment objectives, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.